Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived intangible assets useful lives	The following table shows the respective useful lives for intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3–10 years
Developed technology	6–15 years
Customer relationships	8–18 years
Other	2–10 years

Finite-lived other intangible assets	As of December 31, 2025, intangible assets consist mainly of brands, intellectual property, developed technology, customer relationships obtained from the acquisitions of Cymer (2013) and HMI (2016) as well as capitalized costs relating to internal use software:

€, in millions	Brands	Intellectual property	Developed technology	Customer relationships	Other	Total
Cost
Balance at January 1, 2024	38.9	147.1	1,220.2	228.6	260.1	1,894.9
Additions	—	—	—	—	14.3	14.3
Disposals	—	—	—	—	(0.6)	(0.6)
Effect of changes in exchange rates	—	—	—	—	(0.1)	(0.1)
Balance at December 31, 2024	38.9	147.1	1,220.2	228.6	273.7	1,908.5

Additions	—	—	—	—	58.5	58.5
Disposals	—	—	—	—	(11.6)	(11.6)
Effect of changes in exchange rates	—	—	—	—	0.9	0.9
Balance at December 31, 2025	38.9	147.1	1,220.2	228.6	321.5	1,956.3

Accumulated amortization and impairment
Balance at January 1, 2024	16.8	104.1	754.2	134.0	144.1	1,153.2
Amortization	1.9	8.3	74.5	12.6	28.7	126.0
Impairment charges	—	—	—	—	8.0	8.0
Disposals	—	—	—	—	(0.5)	(0.5)
Effect of changes in exchange rates	—	—	—	—	0.5	0.5
Balance at December 31, 2024	18.7	112.4	828.7	146.6	180.8	1,287.2

Amortization	1.9	8.1	74.5	12.6	26.4	123.5
Impairment charges	—	6.5	—	—	—	6.5
Disposals	—	—	—	—	(0.1)	(0.1)
Effect of changes in exchange rates	—	—	—	—	(0.9)	(0.9)
Balance at December 31, 2025	20.6	127.0	903.2	159.2	206.2	1,416.2

Carrying amount
December 31, 2024	20.2	34.7	391.5	82.0	92.9	621.3
December 31, 2025	18.3	20.1	317.0	69.4	115.3	540.1

Finite-lived intangible assets amortization expense	The Consolidated statements of operations include the following amortization charges:

Year ended December 31 (€, in millions)	2023	2024	2025
Cost of sales	102.7	103.8	94.2
R&D costs	19.5	20.8	24.8
SG&A	5.4	1.4	4.5
Total amortization	127.6	126.0	123.5

Future amortization expenses	As of December 31, 2025, the estimated amortization expenses for intangible assets for the next five years and thereafter are as follows:

€, in millions	Amount
2026	116.6
2027	113.6
2028	90.8
2029	59.4
2030	54.4
Thereafter	51.0
Total	485.8